Financial Income (Expenses) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income
Fair value adjustment	[1]	R$ 48,756	R$ 13,290,262	R$ 4,873,000
Monetary correction and foreign exchange differences on the fair value adjustment		334,269	1,398,594
Gain on the restructuring of third-party borrowings	[2]		11,054,800
Interest on and monetary correction to other assets	[3]	1,922,176	808,764	1,049,923
Income from cash investments		238,828	316,880	702,171
Exchange differences on translating foreign cash investments		(52,013)	1,329	11,105
Reversal of interest and other income	[4]	170,447	4,079,832	500,260
Total		2,662,463	30,950,461	7,136,459
a) Borrowing and financing costs
Recognition of fair value adjustment		(910,491)	(760,197)
Monetary correction to and exchange losses on third-party borrowings	[5]	(640,068)	(2,493,618)	(2,920,455)
Interest on borrowings payable to third parties	[6]	(1,295,545)	1,299,094	(3,122,166)
Interest on debentures	[6]	(322,218)	493,833	(472,173)
Subtotal:		(3,168,322)	(1,460,888)	(6,514,794)
b) Other charges
Interest on leases		(948,973)
Gain (loss) on cash investments classified as held- for- sale		(237,593)	292,700	(267,008)
Tax on transactions and bank fees		(456,579)	(870,488)	(512,003)
Interest on, monetary correction to, and foreign exchange differences on other liabilities	[7]	(1,854,304)	(1,251,215)	(1,553,746)
Monetary correction to (provisions)/reversals	[8]	(1,620,378)	(226,870)	(674,668)
Interest on taxes in installments—tax financing program		(16,159)	(28,079)	(27,294)
Derivatives		55,025
Other expenses		(524,898)	(796,755)	(783,458)
Subtotal:	[9]	(5,603,859)	(2,880,707)	(3,818,177)
Total		(8,772,181)	(4,341,595)	(10,332,971)
Financial income (expenses)		R$ (6,109,718)	R$ 26,608,866	R$ (3,196,512)

[1]	In 2018, refers to the recognition of the fair value of third-party borrowings and financing arising from the impacts of the ratification of the JRP. In 2017, refers to the adjustment to present value arising from the revision of the calculations of the provision for contingencies related to administrative proceedings and lawsuits involving ANATEL, taking into account the best estimate of future cash outflows based on the payment methods prescribed in the JRP.
[2]	In 2018, refers basically to the positive impact of the novation of the debt represented by the qualified Senior Notes, calculated pursuant to the JRP.
[3]	In 2019, refers to the accounting recognition amounting R$2,100 million related to the monetary correction to PIS and COFINS credits arising from the deduction of ICMS from the tax base of PIS and COFINS, as well as the recovery of unduly paid amounts as PIS and COFINS, under a final and unappealable court decision reached in March and September 2019, as described in Note 11.
[4]	In 2018, represented mainly by the reversal of the interest expenses on debt included in the JRP, adjusted in the period prior to the ratification of the Plan amounting to R$3,013 million and adjustment of trade payables and default payment to fair value amounting to R$877 million.
[5]	In 2018, includes R$555 million related to the modification gain associated to the novation of debts arising on the Senior Notes.
[6]	In 2018, represented mainly by the reversal of interest on the debt included in the JRP amounting to R$3,115 million and interest expenses on novated debt and debentures totaling R$167 million.
[7]	This line item includes interest related to the present value adjustment associated with the liabilities of onerous contracts and trade payables subject to the Judicial Reorganization.
[8]	In 2019, includes the impact arising on the review of the provision estimate calculation methodology of the labor and civil contingencies, supported by the loss risk assessment made by the Company’s legal advisors. The Company recognized new provision for labor and civil contingencies, during 2019, related to the review of the provision estimate calculation methodology, and part of the amount was recognized in financial expenses due to monetary corrections in compliance with the Law applicable for Labor and Civil proceedings.
[9]	Represented mainly by financial banking fees and commissions.